Gain on Disposal of Investment in Joint Venture - (Details) £ in Thousands	9 Months Ended
Sep. 30, 2022 GBP (£) Instalment
Schedule of Gain Loss on Disposal of Investments in Joint Venture [Line Items]
Number of instalments within which deferred consideration will be received | Instalment	10
Deferred consideration non current receivable discount rate	8.00%
Disposal of Investments in Joint Venture [Member]
Schedule of Gain Loss on Disposal of Investments in Joint Venture [Line Items]
Investments in joint venture disposed consideration	£ 7,300
Deferred consideration receivable on sale of investments in joint venture	2,700
Deferred consideration receivable year one	692
Deferred consideration receivable year over five years	1,975
Accrued income consideration receivable	£ 4,600
Alvarium Investment Limited [Member] | Disposal of Investments in Joint Venture [Member]
Schedule of Gain Loss on Disposal of Investments in Joint Venture [Line Items]
Percentage of disposal of ownership interest	46.00%
Templeton C&M Holdco Limited and NZ PropCo Holdings Limited [Member] | Disposal of Investments in Joint Venture [Member]
Schedule of Gain Loss on Disposal of Investments in Joint Venture [Line Items]
Percentage of disposal of ownership interest	23.00%